Expected credit loss measurement (Tables)	3 Months Ended
Jun. 30, 2019
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Risk Exposure Explanatory
USD million	30.6.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	101,457	101,457	0	0	0	0	0	0
Loans and advances to banks	12,682	12,662	19	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	92,919	92,919	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,774	23,774	0	0	0	0	0	0
Loans and advances to customers	324,288	304,421	18,262	1,605	(755)	(78)	(130)	(546)
of which: Private clients with mortgages	129,715	120,461	8,467	787	(120)	(15)	(67)	(38)
of which: Real estate financing	37,605	30,501	7,089	14	(45)	(4)	(36)	(5)
of which: Large corporate clients	11,000	10,483	448	69	(110)	(14)	(4)	(91)
of which: SME clients	11,861	9,866	1,348	647	(277)	(18)	(9)	(249)
of which: Lombard	110,903	110,874	0	29	(23)	(3)	0	(20)
of which: Credit cards	1,561	1,231	311	19	(32)	(7)	(13)	(12)
of which: Commodity trade finance	3,387	2,930	442	15	(84)	(5)	(1)	(78)
Other financial assets measured at amortized cost	22,225	21,568	212	445	(145)	(36)	(4)	(105)
of which: Loans to financial advisors	3,075	2,951	63	61	(110)	(32)	(2)	(76)
Total financial assets measured at amortized cost	577,345	556,801	18,493	2,050	(907)	(119)	(134)	(654)
Financial assets measured at fair value through other comprehensive income	7,422	7,422	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,766	564,223	18,493	2,050	(907)	(119)	(134)	(654)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	16,810	16,202	413	195	(40)	(6)	(1)	(33)
of which: Large corporate clients	3,573	3,352	98	123	(3)	(1)	0	(1)
of which: SME clients	1,192	970	153	69	(30)	0	0	(29)
of which: Financial intermediaries and hedge funds	6,825	6,796	29	0	(3)	(3)	0	0
of which: Lombard	642	642	0	0	(1)	0	0	(1)
of which: Commodity trade finance	1,740	1,615	122	3	(2)	(1)	0	(1)
Irrevocable loan commitments	27,463	26,885	563	14	(40)	(33)	(7)	0
of which: Large corporate clients	18,944	18,453	489	2	(34)	(29)	(6)	0
Forward starting reverse repurchase and securities borrowing agreements	2,259	2,259	0	0	0	0	0	0
Committed unconditionally revocable credit lines	31,713	30,567	1,078	68	(40)	(19)	(21)	0
of which: Real estate financing	2,893	2,488	405	0	(21)	(4)	(17)	0
of which: Large corporate clients	4,409	4,340	52	17	(1)	(1)	0	0
of which: SME clients	4,427	4,135	243	48	(9)	(7)	(1)	0
of which: Lombard	4,254	4,254	0	0	0	0	0	0
of which: Credit cards	7,755	7,447	308	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,668	3,667	0	0	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	81,912	79,581	2,055	277	(122)	(60)	(29)	(33)
Total allowances and provisions					(1,030)	(180)	(163)	(687)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.3.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	110,618	110,618	0	0	0	0	0	0
Loans and advances to banks	16,777	16,727	50	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	100,222	100,222	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	25,164	25,164	0	0	0	0	0	0
Loans and advances to customers	320,466	299,382	19,465	1,619	(760)	(74)	(142)	(545)
of which: Private clients with mortgages	126,412	116,432	9,217	763	(129)	(16)	(77)	(36)
of which: Real estate financing	36,670	28,945	7,687	39	(61)	(5)	(38)	(18)
of which: Large corporate clients	12,070	11,525	468	77	(109)	(12)	(5)	(91)
of which: SME clients	9,775	8,163	996	616	(262)	(14)	(8)	(240)
of which: Lombard	110,142	110,117	0	24	(20)	(3)	0	(17)
of which: Credit cards	1,446	1,136	294	16	(31)	(7)	(13)	(11)
of which: Commodity trade finance	2,867	2,427	422	19	(81)	(4)	0	(76)
Other financial assets measured at amortized cost	22,495	21,712	292	491	(150)	(40)	(6)	(104)
of which: Loans to financial advisors	3,158	2,942	107	109	(108)	(31)	(3)	(74)
Total financial assets measured at amortized cost	595,744	573,826	19,807	2,110	(917)	(118)	(148)	(651)
Financial assets measured at fair value through other comprehensive income	7,168	7,168	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	602,912	580,994	19,807	2,110	(917)	(118)	(148)	(651)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,434	16,713	506	215	(48)	(6)	(2)	(40)
of which: Large corporate clients	3,505	3,247	118	140	(7)	(1)	(1)	(5)
of which: SME clients	1,205	948	188	69	(30)	0	0	(29)
of which: Financial intermediaries and hedge funds	6,995	6,959	36	0	(3)	(3)	0	0
of which: Lombard	666	666	0	0	0	0	0	0
of which: Commodity trade finance	1,936	1,774	156	6	(1)	(1)	0	0
Irrevocable loan commitments	27,919	27,321	583	15	(44)	(36)	(8)	0
of which: Large corporate clients	19,051	18,660	389	1	(38)	(32)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	2,058	2,058	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,569	34,085	1,392	92	(39)	(19)	(20)	0
of which: Real estate financing	2,636	2,239	397	0	(19)	(3)	(17)	0
of which: Large corporate clients	4,124	4,055	52	16	(1)	(1)	0	0
of which: SME clients	4,331	4,006	264	62	(7)	(6)	(1)	0
of which: Lombard	4,537	4,537	0	0	0	0	0	0
of which: Credit cards	7,587	7,281	306	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,450	3,393	52	5	(4)	(2)	(2)	0
Total off-balance sheet financial instruments and other credit lines	86,430	83,570	2,533	328	(134)	(64)	(31)	(40)
Total allowances and provisions					(1,052)	(182)	(179)	(691)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Disclosure Of Provision Matrix Explanatory

Note 9 Expected credit loss measurement

a) Expected credit losses in the period

Total net credit loss expenses were USD 12 million in the second quarter of 2019, reflecting recoveries of USD 23 million in expected credit losses (ECL) from stage 1 and 2 positions and losses of USD 35 million from credit-impaired (stage 3) positions.

The recoveries of USD 23 million in stage 1 and 2 ECL during the quarter were primarily the result of updates to macroeconomic and market data in Personal & Corporate Banking, Global Wealth Management and the Investment Bank.

Stage 3 net losses of USD 35 million were recognized, primarily across a number of defaulted positions in Personal & Corporate Banking (USD 13 million) and Global Wealth Management (USD 12 million).

No changes, with material effect on ECL, were made to the models used to calculate ECL and to determine stage allocation during the second quarter of 2019.

UBS AG uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. The scenario weights were reviewed and remain unchanged from those applied as of 31 March 2019. During the quarter, the baseline scenario shocks were updated, alongside current macroeconomic and market data across all scenarios.

  Refer to “Note 1a Significant accounting policies item g” and “Note 23 Expected credit loss measurement” in the “Consolidated financial statements” section of the Annual Report 2018 for more information

b) ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions

The tables on the following pages provide information on financial instruments and certain non-financial instruments that are subject to ECL. For amortized cost instruments, the carrying amount represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike amortized cost instruments, the allowance for credit losses for FVOCI instruments does not reduce the carrying value of these financial assets. Rather, the carrying value of financial assets measured at FVOCI represents the maximum exposure to credit risk.

In addition to on-balance sheet financial assets, certain off-balance sheet and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on notional amounts.

USD million	30.6.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	101,457	101,457	0	0	0	0	0	0
Loans and advances to banks	12,682	12,662	19	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	92,919	92,919	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,774	23,774	0	0	0	0	0	0
Loans and advances to customers	324,288	304,421	18,262	1,605	(755)	(78)	(130)	(546)
of which: Private clients with mortgages	129,715	120,461	8,467	787	(120)	(15)	(67)	(38)
of which: Real estate financing	37,605	30,501	7,089	14	(45)	(4)	(36)	(5)
of which: Large corporate clients	11,000	10,483	448	69	(110)	(14)	(4)	(91)
of which: SME clients	11,861	9,866	1,348	647	(277)	(18)	(9)	(249)
of which: Lombard	110,903	110,874	0	29	(23)	(3)	0	(20)
of which: Credit cards	1,561	1,231	311	19	(32)	(7)	(13)	(12)
of which: Commodity trade finance	3,387	2,930	442	15	(84)	(5)	(1)	(78)
Other financial assets measured at amortized cost	22,225	21,568	212	445	(145)	(36)	(4)	(105)
of which: Loans to financial advisors	3,075	2,951	63	61	(110)	(32)	(2)	(76)
Total financial assets measured at amortized cost	577,345	556,801	18,493	2,050	(907)	(119)	(134)	(654)
Financial assets measured at fair value through other comprehensive income	7,422	7,422	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,766	564,223	18,493	2,050	(907)	(119)	(134)	(654)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	16,810	16,202	413	195	(40)	(6)	(1)	(33)
of which: Large corporate clients	3,573	3,352	98	123	(3)	(1)	0	(1)
of which: SME clients	1,192	970	153	69	(30)	0	0	(29)
of which: Financial intermediaries and hedge funds	6,825	6,796	29	0	(3)	(3)	0	0
of which: Lombard	642	642	0	0	(1)	0	0	(1)
of which: Commodity trade finance	1,740	1,615	122	3	(2)	(1)	0	(1)
Irrevocable loan commitments	27,463	26,885	563	14	(40)	(33)	(7)	0
of which: Large corporate clients	18,944	18,453	489	2	(34)	(29)	(6)	0
Forward starting reverse repurchase and securities borrowing agreements	2,259	2,259	0	0	0	0	0	0
Committed unconditionally revocable credit lines	31,713	30,567	1,078	68	(40)	(19)	(21)	0
of which: Real estate financing	2,893	2,488	405	0	(21)	(4)	(17)	0
of which: Large corporate clients	4,409	4,340	52	17	(1)	(1)	0	0
of which: SME clients	4,427	4,135	243	48	(9)	(7)	(1)	0
of which: Lombard	4,254	4,254	0	0	0	0	0	0
of which: Credit cards	7,755	7,447	308	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,668	3,667	0	0	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	81,912	79,581	2,055	277	(122)	(60)	(29)	(33)
Total allowances and provisions					(1,030)	(180)	(163)	(687)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.3.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	110,618	110,618	0	0	0	0	0	0
Loans and advances to banks	16,777	16,727	50	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	100,222	100,222	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	25,164	25,164	0	0	0	0	0	0
Loans and advances to customers	320,466	299,382	19,465	1,619	(760)	(74)	(142)	(545)
of which: Private clients with mortgages	126,412	116,432	9,217	763	(129)	(16)	(77)	(36)
of which: Real estate financing	36,670	28,945	7,687	39	(61)	(5)	(38)	(18)
of which: Large corporate clients	12,070	11,525	468	77	(109)	(12)	(5)	(91)
of which: SME clients	9,775	8,163	996	616	(262)	(14)	(8)	(240)
of which: Lombard	110,142	110,117	0	24	(20)	(3)	0	(17)
of which: Credit cards	1,446	1,136	294	16	(31)	(7)	(13)	(11)
of which: Commodity trade finance	2,867	2,427	422	19	(81)	(4)	0	(76)
Other financial assets measured at amortized cost	22,495	21,712	292	491	(150)	(40)	(6)	(104)
of which: Loans to financial advisors	3,158	2,942	107	109	(108)	(31)	(3)	(74)
Total financial assets measured at amortized cost	595,744	573,826	19,807	2,110	(917)	(118)	(148)	(651)
Financial assets measured at fair value through other comprehensive income	7,168	7,168	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	602,912	580,994	19,807	2,110	(917)	(118)	(148)	(651)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,434	16,713	506	215	(48)	(6)	(2)	(40)
of which: Large corporate clients	3,505	3,247	118	140	(7)	(1)	(1)	(5)
of which: SME clients	1,205	948	188	69	(30)	0	0	(29)
of which: Financial intermediaries and hedge funds	6,995	6,959	36	0	(3)	(3)	0	0
of which: Lombard	666	666	0	0	0	0	0	0
of which: Commodity trade finance	1,936	1,774	156	6	(1)	(1)	0	0
Irrevocable loan commitments	27,919	27,321	583	15	(44)	(36)	(8)	0
of which: Large corporate clients	19,051	18,660	389	1	(38)	(32)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	2,058	2,058	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,569	34,085	1,392	92	(39)	(19)	(20)	0
of which: Real estate financing	2,636	2,239	397	0	(19)	(3)	(17)	0
of which: Large corporate clients	4,124	4,055	52	16	(1)	(1)	0	0
of which: SME clients	4,331	4,006	264	62	(7)	(6)	(1)	0
of which: Lombard	4,537	4,537	0	0	0	0	0	0
of which: Credit cards	7,587	7,281	306	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,450	3,393	52	5	(4)	(2)	(2)	0
Total off-balance sheet financial instruments and other credit lines	86,430	83,570	2,533	328	(134)	(64)	(31)	(40)
Total allowances and provisions					(1,052)	(182)	(179)	(691)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.